Income Tax - Summary of Reconciliation Between Taxes On Income And Expected Income Tax Benefit (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Major components of tax expense (income) [abstract]
Profit/(loss) before taxes	€ (2,353)	€ (17,852)	€ (1,722)	€ (19,573)	€ (21,925)	€ 21,346	€ (96,994)	[1]	€ 42,036	[1]
Expected taxes						(6,453)	29,475	[2]	(12,774)	[2]
Difference in tax rates						(5,428)	(4,670)	[2]	(4,868)	[2]
Permanent Differences						6,329	(6,304)	[2]	(1,123)	[2]
Utilization of previously unrecorded tax losses carried forward						14,452	0	[2]	7,067	[2]
Non-recognition of deferred taxes on tax losses and temporary differences						(15,028)	(16,156)	[2]	(2,635)	[2]
Taxes on income	€ (2,952)	€ (140)	€ (518)	€ (660)	€ (3,612)	€ (6,128)	€ 2,345	[1]	€ (14,333)	[1]

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities